Note 7 - Leases - Lease Liabilities Payment Obligations 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
2026 (nine months remaining)	$ 2,425
2027	2,947	$ 3,651
2028	3,050	2,947
2029	760	3,050
Undiscounted total	9,182	10,408
Less: imputed interest	(1,214)	(1,423)
Present value of future minimum payments	7,968	8,985
Current portion of operating lease liability	(2,530)	(2,978)	$ (3,077)
Operating lease liability, net of current portion	$ 5,438	$ 6,007	$ 14,449